Convertible Debentures	12 Months Ended
Oct. 31, 2018
Grown Rogue Unlimited LLC [Member]
Reserve Quantities [Line Items]
Convertible Debentures

13.	Convertible Debentures

Transactions related to the Company’s convertible debentures during the year ended October 31, 2018, include the following:

	Face	Carrying	Interest
	value	amount	payable
Balance - October 31, 2016 and 2017	$-	$-	$-

Issued during the year	1,141,060	1,141,060	7,758
Fair value of conversion option	-	(132,000)	-
Interest accretion	-	33,785	-

Less: issuance costs	(111,746)	(111,746)	-

Balance - October 31, 2018	1,029,314	931,099	7,758

Less: current portion	-	-	7,758

Balance - net of current portion	$1,029,314	$931,099	$-

(i)	During the year ended October 31, 2018, the Company issued a series of secured convertible debentures with aggregate principal of CAD$1,500,000 ($1,141,060). This series of convertible debentures bear interest at 2% quarterly payable on the last day of March, June, September, and December. The convertible debentures mature twenty four months from the effective date of the agreement or December 1, 2018 if a change in ownership has not occurred. The debentures will be secured by a general security agreement granting a security interest in all of the Company’s property and assets. The debentures can be converted by the holder into common units of the company at a conversion price of CAD$0.44 per Unit. In the event of a default, the Conversion Price shall be reduced to CAD$0.05 per Unit. In connection with the issuance of the convertible debentures, the Company incurred issuance costs of $111,746.

The Company has allocated the proceeds from the issuance of the convertible debentures as follows:

Convertible debentures, principal	$1,009,060
Conversion option	132,000
Total	$1,141,060

The value of the conversion option was calculated by subtracting the net present value of the debenture from the face value of the convertible debentures. The net present value of the debenture was calculated using a discount rate of 15% over a period of 24 months.